FINANCIAL INSTRUMENTS (Schedule of Fair Values of Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Gross	$ 336	$ 273
Counterparty and Cash Collateral Netting	(125)	(121)
Net Amounts Included in the Consolidated Balance Sheets	211	152
Gross	425	512
Counterparty and Cash Collateral Netting	(140)	(140)
Net Amounts Included in the Consolidated Balance Sheets	285	372
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	26	19
Derivative Asset, Collateral, Obligation to Return Cash, Offset	34	0
Derivatives designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Gross	163	141
Counterparty and Cash Collateral Netting	(58)	(55)
Net Amounts Included in the Consolidated Balance Sheets	105	86
Gross	307	352
Counterparty and Cash Collateral Netting	(69)	(73)
Net Amounts Included in the Consolidated Balance Sheets	238	279
Derivatives designated as hedging instruments: | Foreign currency | Other current assets
Derivatives, Fair Value [Line Items]
Gross	98	51
Counterparty and Cash Collateral Netting	(42)	(46)
Net Amounts Included in the Consolidated Balance Sheets	56	5
Derivatives designated as hedging instruments: | Foreign currency | Accrued and other current liabilities
Derivatives, Fair Value [Line Items]
Gross	46	109
Counterparty and Cash Collateral Netting	(42)	(46)
Net Amounts Included in the Consolidated Balance Sheets	4	63
Derivatives designated as hedging instruments: | Interest rates | Other noncurrent obligations
Derivatives, Fair Value [Line Items]
Gross	64	4
Counterparty and Cash Collateral Netting	0	0
Net Amounts Included in the Consolidated Balance Sheets	64	4
Derivatives designated as hedging instruments: | Commodities | Other current assets
Derivatives, Fair Value [Line Items]
Gross	47	20
Counterparty and Cash Collateral Netting	(13)	(4)
Net Amounts Included in the Consolidated Balance Sheets	34	16
Derivatives designated as hedging instruments: | Commodities | Deferred charges and other assets
Derivatives, Fair Value [Line Items]
Gross	18	70
Counterparty and Cash Collateral Netting	(3)	(5)
Net Amounts Included in the Consolidated Balance Sheets	15	65
Derivatives designated as hedging instruments: | Commodities | Other noncurrent obligations
Derivatives, Fair Value [Line Items]
Gross	86	143
Counterparty and Cash Collateral Netting	(9)	(12)
Net Amounts Included in the Consolidated Balance Sheets	77	131
Derivatives designated as hedging instruments: | Commodities | Accrued and other current liabilities
Derivatives, Fair Value [Line Items]
Gross	111	96
Counterparty and Cash Collateral Netting	(18)	(15)
Net Amounts Included in the Consolidated Balance Sheets	93	81
Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Gross	173	132
Counterparty and Cash Collateral Netting	(67)	(66)
Net Amounts Included in the Consolidated Balance Sheets	106	66
Gross	118	160
Counterparty and Cash Collateral Netting	(71)	(67)
Net Amounts Included in the Consolidated Balance Sheets	47	93
Derivatives not designated as hedging instruments: | Foreign currency | Other current assets
Derivatives, Fair Value [Line Items]
Gross	128	75
Counterparty and Cash Collateral Netting	(64)	(58)
Net Amounts Included in the Consolidated Balance Sheets	64	17
Derivatives not designated as hedging instruments: | Foreign currency | Accrued and other current liabilities
Derivatives, Fair Value [Line Items]
Gross	103	107
Counterparty and Cash Collateral Netting	(64)	(58)
Net Amounts Included in the Consolidated Balance Sheets	39	49
Derivatives not designated as hedging instruments: | Commodities | Other current assets
Derivatives, Fair Value [Line Items]
Gross	41	50
Counterparty and Cash Collateral Netting	(1)	(5)
Net Amounts Included in the Consolidated Balance Sheets	40	45
Derivatives not designated as hedging instruments: | Commodities | Deferred charges and other assets
Derivatives, Fair Value [Line Items]
Gross	4	7
Counterparty and Cash Collateral Netting	(2)	(3)
Net Amounts Included in the Consolidated Balance Sheets	2	4
Derivatives not designated as hedging instruments: | Commodities | Other noncurrent obligations
Derivatives, Fair Value [Line Items]
Gross	8	8
Counterparty and Cash Collateral Netting	(3)	(3)
Net Amounts Included in the Consolidated Balance Sheets	5	5
Derivatives not designated as hedging instruments: | Commodities | Accrued and other current liabilities
Derivatives, Fair Value [Line Items]
Gross	7	45
Counterparty and Cash Collateral Netting	(4)	(6)
Net Amounts Included in the Consolidated Balance Sheets	$ 3	$ 39